LOANS, NET, Maturity and Payment Due for Gross Direct Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Outstanding loans [Abstract]
Direct loans, gross	S/ 138,889,113	S/ 137,350,087
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	5,430,132	6,133,167
Total	144,319,245	143,483,254
From 1 to 3 Months [Member]
Outstanding loans [Abstract]
Direct loans, gross	31,363,434	30,957,809
From 3 Months to 1 Year [Member]
Outstanding loans [Abstract]
Direct loans, gross	37,349,571	36,107,936
From 1 to 3 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	29,185,013	29,251,425
From 3 to 5 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	13,319,494	10,906,617
From 5 to 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	25,578,139	27,995,370
More than 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	2,093,462	2,130,930
Overdue Up to 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	1,046,337	1,459,603
Over 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	S/ 4,383,795	S/ 4,673,564